Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER COMMON SHARE [Abstract]
Loss per share, basic and diluted
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(268,718)	$(165,910)	$(303,823)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(10,241)	(10,421)	(15,909)
Plus:
Tender Offer – Redemption of preferred stock Series G and H including $972 and $5,063 of undeclared preferred dividend cancelled for the year ended December 31, 2017 and December 31, 2016, respectively	—	1,033	46,627
Loss attributable to Navios Holdings common stockholders, basic and diluted	$(278,959)	$(175,298)	$(273,105)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — adjusted weighted shares	11,958,959	11,667,346	10,736,678
Basic and diluted net loss per share attributable to Navios Holdings stockholders	$(23.33)	$(15.02)	$(25.44)